ABERDEEN INVESTMENT FUNDS

Aberdeen Select International Equity Fund

(the “Fund”)

Supplement dated December 20, 2018 to the Fund’s Summary Prospectus, Statutory Prospectus,

and Statement of Additional Information each dated February 28, 2018, as supplemented to date

On December 13, 2018, the Board of Trustees of Aberdeen Investment Funds (the “Board”) approved changes to the principal investment strategies of the Fund. In connection with these changes, the portfolio management team of the Fund will change, the Fund’s benchmark will change and the fees that the Fund pays its investment adviser will be reduced. Additionally, the Board authorized the payment of sub-transfer agency fees by the Fund as well as an overall expense limitation agreement each as described in more detail below. Each of the changes shall take effect on or about February 28, 2019.

Beginning February 28, 2019, in addition to its normal investment process, and in recognition that the market is not efficient at pricing the fundamentals that drive a company’s share price when the company undergoes or faces material change, the Fund’s investment team will focus on securing and analyzing information about the fast changing corporate prospects of companies, concentrating on the most important factors that drive the market price of the investment, which is based on first-hand research and disciplined company evaluation.

The Fund will expand its purchase and sale of forward foreign currency exchange contracts and other financial derivative instruments for the following purposes:

•	to manage the Fund’s currency exposure;

•	as a substitute for taking a position in the underlying asset (where the Adviser feels that a derivative exposure to the underlying asset represents better value than a direct exposure);

•

to gain an exposure to the composition and performance of a particular index (provided always that the Fund may not have an indirect exposure through an index to an instrument or currency to which it could not have direct exposure); and

•	as a hedging strategy

The Fund expects that in the short term, the Fund’s portfolio turnover will increase as the Fund realigns its portfolio as a result of these changes in its investment style and strategies. The Fund expects that the increased portfolio turnover will lead to increased transaction costs, but it does not anticipate that the changes will result in higher taxes as the Fund’s existing capital loss carryforwards should negate the impact of any realized capital gains.

Effective February 28, 2019, Tony Hood, Joanna McIntyre, Dominic Byrne, Donal Reynolds and Euan Sanderson will be primarily responsible for the day-to-day management of the Fund, replacing Stephen Docherty, Bruce Stout, Jamie Cumming, Samantha Fitzpatrick, and Martin Connaghan.

Tony Hood is Investment Director in the Global Equity Team at Aberdeen Standard Investments. Tony joined Standard Life Investments in 1994 as a Trainee Fund / Investment Manager. In 2010, Tony transferred to the European Equity Team and then the Global Equity Team in April 2018. Joanna McIntyre is an Investment Manager in the Global Equity Team at Aberdeen Standard Investments. Joanna joined Standard Life in 2010 on the graduate program from Ernst and Young. She has worked across several areas of the business including Marketing, Product Development, Real Estate Investment Specialists and Multi-Asset Investment Specialists. Dominic Byrne is Deputy Head of the Global Equity Team at Aberdeen Standard Investments. Dominic joined Standard Life in 2000 as part of its UK Equity Team. In December 2008, he joined the Global Equity Team and has managed a range of global equity strategies. Donal Reynolds is Investment Director in the Global Equity Team. Donal joined Standard Life Investments in 2006 as an Investment Process Analyst. In 2010, he transferred to the US Equity Team and in 2014 moved to Global Equities. Euan Sanderson is Investment Director within the Global Focus on Change team. Euan joined Standard Life Investments in 2002 as a Trainee Liquidity Portfolio Manager. In 2006, he became an Equity Analyst and in 2007 he was appointed a Portfolio Manager. Euan transferred to the Global Equity Team in April 2018 following restructuring of the equity division.

The Fund’s Management Fees will be reduced to 0.80%. Also, Aberdeen Investment Funds and Aberdeen Asset Management Inc. (“AAMI” or the “Adviser”) have entered into written contracts limiting operating expenses to 1.10% for Institutional Class and 1.35% for Class A shares of the Fund, which may not be terminated before February 28, 2021 without approval from the Independent Trustees. This expense limitation excludes certain expenses, including interest, taxes, brokerage commissions, and other expenditures which are capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course of each Fund’s business. The Fund will be authorized to reimburse the Adviser for management fees previously limited and/or for expenses previously paid so long as the expense remain under certain limits.

The Fund may begin to pay and/or reimburse administrative services fees/transfer agent out-of-pocket expenses to certain broker-dealers and financial intermediaries who provide administrative support services to beneficial shareholders on behalf of the Funds (sometimes referred to as “sub-transfer agency fees”), subject to certain limitations approved by the Board. (These fees may be in addition to the Rule 12b-1 fees.) Sub-transfer agency fees generally include, but are not limited to, costs associated with recordkeeping, networking, sub-transfer agency or other administrative or shareholder services. Because these fees are paid out of the Fund’s assets on an ongoing basis, these fees will increase the cost of your investment in such share class over time and may cost you more than paying other types of fees. It is currently anticipated that the new expense limitation agreement described above will negate the impact of sub-transfer agency fees on the Fund’s net expense ratio. The Fund has established policies and procedures to monitor the payment of these expenses.

Shareholders will receive an updated summary prospectus for the Fund following the effective date of the changes described herein.

Please retain this Supplement for future reference

ABERDEEN INVESTMENT FUNDS

Aberdeen Select International Equity Fund II

(the “Fund”)

Supplement dated December 20, 2018 to the Fund’s Summary Prospectus, Statutory Prospectus,

and Statement of Additional Information each dated February 28, 2018, as supplemented to date

On December 13, 2018, the Board of Trustees of Aberdeen Investment Funds (the “Board”) approved a change in the Fund’s name to the “Aberdeen Global Equity Impact Fund” and related changes to the principal investment strategies of the Fund. In connection with these changes, the portfolio management team of the Fund will change and the Fund’s fees that the Fund pays its investment adviser will be reduced. Additionally, the Board authorized the payment of sub-transfer agency fees by the Fund as well as an overall expense limitation agreement as described in more detail below. Each of the changes described herein shall take effect on or about February 28, 2019.

The Fund’s new policy, which will be non-fundamental, will be to invest, under normal circumstances, at least 80% of the value of its net assets, plus any borrowings for investment purposes, in equity securities issued by companies located throughout the world (including the U.S.). Beginning February 28, 2019, the Fund will seek to invest in securities of companies that aim to create positive measurable environmental and/or social impacts.

Aberdeen Asset Management, Inc. (the “Adviser”) will select investments for the Fund based on an evaluation of the important factors that drive a company’s share price, as well as the company’s environmental and social impact practices. In recognition that the market is not efficient at pricing the fundamentals that drive a company’s share price when the company undergoes or faces a material change, the investment team will focus on securing and analyzing information about the fast changing corporate prospects of companies, concentrating on the most important factors that drive the market price of the investment. Once it identifies an investment opportunity, the Adviser will assess the company’s ability to deliver positive outcomes for the environment and society in areas such as, but not limited to, circular economy (i.e. optimal reuse of resources), sustainable energy, food and agriculture, water and sanitation, health and social care, financial inclusion, sustainable real estate and infrastructure and education and employment. These areas may change from time to time. The Adviser generally will align its impact assessment to the United Nations Sustainable Development Goals.

Under normal market conditions, the Fund will invest significantly (at least 40% — unless market conditions are not deemed favorable by the Adviser in which case the Fund would invest at least 30%) in non-U.S. companies. Under normal market conditions, the Fund will invest in securities from at least three different countries. A company will be considered to be a non-U.S. company if Fund management determines that the company meets one or more of the following criteria: the company

•	is organized under the laws of, or has its principal office in, a country outside the U.S.;

•	has its principal securities trading market in a country outside the U.S.; and/or

•	derives the majority of its annual revenue or earnings or assets from goods produced, sales made or services performed in a country outside the U.S.

The Fund expects to expand its purchase and sale of certain derivatives instruments, including futures contracts, options and forward foreign currency exchange contracts following purposes:

•	to manage the Fund’s currency exposure;

•	as a substitute for taking a position in the underlying asset (where the Adviser feels that a derivative exposure to the underlying asset represents better value than a direct exposure);

•

to gain an exposure to the composition and performance of a particular index (provided always that the Fund may not have an indirect exposure through an index to an instrument or currency to which it could not have direct exposure); and

•	as a hedging strategy

The Fund will begin comparing its performance to the MSCI All Country World Index.

The Fund expects in the short term, the Fund’s portfolio turnover will increase as the Fund realigns its portfolio as a result of these changes in its investment style and strategies. The Fund expects that the increased portfolio turnover will lead to increased transaction costs, but it does not anticipate that the changes will result in higher taxes as the Fund’s existing capital loss carryforwards should negate the impact of any realized capital gains.

Dominic Byrne and Sarah Norris will be primarily responsible for the day-to-day management of the Fund, replacing Stephen Docherty, Bruce Stout, Jamie Cumming, Samantha Fitzpatrick, and Martin Connaghan. Dominic is Deputy Head of the Global Equity Team at Aberdeen Standard Investments. Dominic joined Standard Life in 2000 as part of its UK Equity Team. In December 2008, he joined the Global Equity Team and has managed a range of global equity strategies. Sarah Norris is an Investment Director within the European Equity Team at Aberdeen Standard Investments. She is responsible for providing research coverage of the Healthcare Equipment & Services and Software & Computer Services sectors. Sarah joined Standard Life in 2011 from Referendum Ready, a non-profit campaign that partnered with the Government of Southern Sudan Mission prior to independence.

The Fund’s Management Fees will be reduced to 0.80%. Also, Aberdeen Investment Funds and the Adviser have entered into written contracts limiting operating expenses to 1.10% for Institutional Class and 1.35% for Class A shares of the Fund, which may not be terminated before February 28, 2021 without approval from the Independent Trustees. This expense limitation excludes certain expenses, including interest, taxes, brokerage commissions, and other expenditures which are capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course of each Fund’s business. The Fund will be authorized to reimburse the Adviser for management fees previously limited and/or for expenses previously paid so long as the expense remain under certain limits.

The Fund may begin to pay and/or reimburse administrative services fees/transfer agent out-of-pocket expenses to certain broker-dealers and financial intermediaries who provide administrative support services to beneficial shareholders on behalf of the Funds (sometimes referred to as “sub-transfer agency fees”), subject to certain limitations approved by the Board. (These fees may be in addition to the Rule 12b-1 fees.) Sub-transfer agency fees generally include, but are not limited to, costs associated with recordkeeping, networking, sub-transfer agency or other administrative or shareholder services. Because these fees are paid out of the Fund’s assets on an ongoing basis, these fees will increase the cost of your investment in such share class over time and may cost you more than paying other types of fees. It is currently anticipated that the new expense limitation agreement described above will negate the impact of sub-transfer agency fees on the Fund’s net expense ratio. The Fund has established policies and procedures to monitor the payment of these expenses.

Shareholders will receive an updated summary prospectus for the Fund following the February 28, 2019 effective date of the changes described herein.

Please retain this Supplement for future reference

ABERDEEN INVESTMENT FUNDS

Aberdeen Total Return Bond Fund

Aberdeen Global High Income Fund

(each a “Fund” and collectively the “Funds”)

Supplement dated December 20, 2018 to each Fund’s Statutory Prospectus and Statement of

Additional Information dated February 28, 2018, as supplemented to date

On December 13, 2018, the Board of Trustees of Aberdeen Investment Funds (the “Board”) approved the payment of sub-transfer agency fees by the Funds effective on or about February 28, 2019.

The Funds will be permitted to pay and/or reimburse administrative services fees/transfer agent out-of-pocket expenses to certain broker-dealers and financial intermediaries who provide administrative support services to beneficial shareholders on behalf of the Funds (sometimes referred to as “sub-transfer agency fees”), subject to certain limitations approved by the Board. (These fees may be in addition to the Rule 12b-1 fees.) Sub-transfer agency fees generally include, but are not limited to, costs associated with recordkeeping, networking, sub-transfer agency or other administrative or shareholder services. Because these fees are paid out of a Fund’s assets on an ongoing basis, these fees will increase the cost of your investment in such share class over time and may cost you more than paying other types of fees. It is currently anticipated that the Funds’ expense limitation agreements will negate the impact of sub-transfer agency fees on the Funds’ net expense ratios. The Funds have established policies and procedures to monitor the payment of these expenses.

Please retain this Supplement for future reference